Goodwill and Other Intangible Assets - Carrying Value and Accumulated Amortization for Each Major Class of Intangible Assets Other Than Goodwill (Detail) - USD ($) $ in Millions		12 Months Ended
	Oct. 06, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets Excluding Goodwill [Line Items]
Weighted Average Remaining Useful Life (in years)	14 years 9 months 20 days
Gross Carrying Amount		$ 1,076	$ 939
Accumulated Amortization		(721)	(654)
Net Carrying Amount		355	285	$ 350
Carrying value and accumulated amortization for each major class of intangible assets other than goodwill
Non amortizing intangible assets		1,254	148	148
Total intangible assets other than goodwill		1,609	433	$ 498
Trademarks [Member]
Carrying value and accumulated amortization for each major class of intangible assets other than goodwill
Non amortizing intangible assets		790	126
Licensing Agreements [Member]
Carrying value and accumulated amortization for each major class of intangible assets other than goodwill
Non amortizing intangible assets		211	22
Trademarks - Total Rewards [Member]
Carrying value and accumulated amortization for each major class of intangible assets other than goodwill
Non amortizing intangible assets		$ 253	0
Customer relationships [Member]
Intangible Assets Excluding Goodwill [Line Items]
Weighted Average Remaining Useful Life (in years)		5 years
Gross Carrying Amount		$ 1,030	893
Accumulated Amortization		(693)	(630)
Net Carrying Amount		$ 337	263
Contract rights [Member]
Intangible Assets Excluding Goodwill [Line Items]
Weighted Average Remaining Useful Life (in years)		7 years
Gross Carrying Amount		$ 3	3
Accumulated Amortization		(2)	(1)
Net Carrying Amount		$ 1	2
Licensing Agreements [Member]
Intangible Assets Excluding Goodwill [Line Items]
Weighted Average Remaining Useful Life (in years)		6 years 6 months
Gross Carrying Amount		$ 43	43
Accumulated Amortization		(26)	(23)
Net Carrying Amount		$ 17	$ 20